SEI DAILY INCOME TRUST

Ultra Short Bond Fund

Supplement dated July 16, 2010 to the
Class A Shares Prospectus dated May 31, 2010

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with the Prospectus.

Notification of Change in Name of the Ultra Short Bond Fund

At a meeting held on June 22, 2010, the Board of Trustees of SEI Daily Income Trust approved a change in the name of the Trust's Ultra Short Bond Fund to the Ultra Short Duration Bond Fund, effective July 1, 2010. The Fund's investment objective and principal investment strategies will not change as a result of this change and the Fund will continue to be managed in the manner described in the Prospectus. Accordingly, all references in the Prospectus to the "Ultra Short Bond Fund" are hereby deleted and replaced with "Ultra Short Duration Bond Fund."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-670 (7/10)

SEI DAILY INCOME TRUST

Ultra Short Bond Fund

Supplement dated July 16, 2010
to the Class G Shares Prospectus dated May 31, 2010

This supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with the Prospectus.

Notification of Change in Name of the Ultra Short Bond Fund

At a meeting held on June 22, 2010, the Board of Trustees of SEI Daily Income Trust approved a change in the name of the Trust's Ultra Short Bond Fund to the Ultra Short Duration Bond Fund, effective July 1, 2010. The Fund's investment objective and principal investment strategies will not change as a result of this change and the Fund will continue to be managed in the manner described in the Prospectus. Accordingly, all references in the Prospectus to the "Ultra Short Bond Fund" are hereby deleted and replaced with "Ultra Short Duration Bond Fund."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-671 (7/10)

SEI DAILY INCOME TRUST

Ultra Short Bond Fund

Supplement dated July 16, 2010
to the Statement of Additional Information ("SAI") dated May 31, 2010

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Notification of Change in Name of the Ultra Short Bond Fund

At a meeting held on June 22, 2010, the Board of Trustees of SEI Daily Income Trust approved a change in the name of the Trust's Ultra Short Bond Fund to the Ultra Short Duration Bond Fund, effective July 1, 2010. The Fund's investment objective and principal investment strategies will not change as a result of this change and the Fund will continue to be managed in the manner described in its Prospectus. Accordingly, all references in the SAI to the "Ultra Short Bond Fund" are hereby deleted and replaced with "Ultra Short Duration Bond Fund."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-672 (7/10)